UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21075

Dreyfus Institutional Cash Advantage Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/2008

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Institutional Cash Advantage Fund

SEMIANNUAL REPORT October 31, 2008

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
25	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Cash Advantage Fund for the six-month period ended October 31,2008. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 2.61%, Participant Advantage shares produced an annualized yield of 2.31%, Institutional Advantage shares produced an annualized yield of 2.68% and Investor Advantage shares produced an annualized yield of 2.43% ..Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced annualized effective yields1 of 2.65%, 2.34%, 2.72% and 2.46%, respectively.2

Interest Rates Declined as U.S. Economy Struggled

Turmoil in the sub-prime mortgage market, slumping U.S. housing markets and resurgent energy prices already had produced a weaker U.S. economy and a credit crisis by the start of the reporting period. In response, the Federal Reserve Board (the “Fed”) reduced short-term interest rates aggressively in the months leading up to the reporting period, which began with an overnight federal funds rate of 2.0% .

Despite the Fed’s moves and an economic stimulus package from Congress, job losses and turmoil in the credit markets intensified. In March, in an attempt to forestall additional turbulence in the capital markets, the Fed participated in the rescue of investment bank Bear Stearns and made funds available toWall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

However, any improvement in investor sentiment proved to be short lived. The unemployment rate jumped to 5.5% in May, and inflation appeared to accelerate along with commodity prices. Reports of additional write-downs by major banks in June sparked renewed volatility in the stock and bond markets. However, the Fed left the federal funds rate unchanged at 2%, citing uncertainty about the inflation outlook.

July also saw heightened market volatility,particularly when government-sponsored mortgage agencies Fannie Mae and Freddie Mac revealed greater-than-expected losses due to rising mortgage defaults. The bad news continued to mount in August, including a jump in the unemployment rate to 6.1%, its highest level in five years, and a surge in mortgage delinquencies to all-time highs. However, inflationary pressures appeared to ebb when commodity prices retreated from their peaks.

September ranked as one of the most challenging months in memory for the U.S. economy and global financial markets. In a financial crisis that former Fed Chairman Alan Greenspan called a “global tsunami,” the credit markets effectively seized up, and financial institutions grew reluctant to lend even to each other,as reflected by elevated overnight LIBOR rates. Major financial institutions found themselves unable to obtain short-term funding for their ongoing operations.As a result,the U.S.gov-ernment effectively nationalized Fannie Mae, Freddie Mac and insurer AIG. In addition, Lehman Brothers filed for bankruptcy, Washington Mutual was seized by regulators, and Merrill Lynch and Wachovia were sold to former rivals at steeply discounted prices. In a controversial move, the U.S.Treasury Department proposed a $700 billion rescue package for the nation’s banking system.This attempt to restore liquidity initially was rejected by Congress, but after some adjustments was enacted into law. It later was estimated that U.S. GDP contracted by a –0.3% annualized rate in the third quarter, stoking recession fears.

The money markets were not immune to the financial crisis, as evidenced by several high-profile money funds “breaking the buck.”The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market and concerned money market fund investors began a rash of redemptions from such funds. In an attempt to curtail diminishing investor confidence and help restore liquidity and stability to the financial system, the Department of Treasury initiated several measures, including the Temporary Guarantee Program specifically for money market funds.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

In October, the Fed and other major central banks implemented an unprecedented,coordinated rate cut to combat spreading global economic weakness.The Fed followed up with another reduction later in the month, and the federal funds rate ended the reporting period at just 1%. In addition, by the reporting period’s end, signs of recovery in the commercial paper market had appeared, as evidenced by rising trading activity.

Maintaining a Cautious Investment Posture

For most of the reporting period, we maintained the fund’s weighted average maturity in a position we considered longer than industry averages. However, September’s developments constrained our ability to find longer-dated money market instruments at reasonable prices, and we focused almost exclusively on instruments with overnight maturities.

We currently expect investors’ focus to turn to the outlook for the underlying economy, as reduced liquidity and tighter loan standards are likely to dampen economic growth into 2009. However, the Fed has little room to ease monetary policy further. Therefore, we intend to maintain the fund’s conservative credit posture and a focus on liquidity.

Patricia A. Larkin Senior Portfolio Manager November 17, 2008 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s annualized yields for its Administrative
Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor
Advantage shares would have been 2.59%, 2.27%, 2.66% and 2.41%, respectively.The fund’s annualized effective yields would have been 2.62%, 2.30%, 2.70% and 2.44%, respectively.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000†	$ .71	$ 1.12	$ 2.03	$ 2.79
Ending value (after expenses)	$1,013.60	$1,013.30	$1,012.30	$1,011.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000†	$ .71	$ 1.12	$ 2.04	$ 2.75
Ending value (after expenses)	$1,024.50	$1,024.10	$1,023.19	$1,022.48

† Expenses are equal to the fund’s annualized expense ratio of .14% for Institutional Advantage, .22% for
Administrative Advantage, .40% for Investor Advantage and .54% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—60.6%	Amount ($)	Value ($)

Allied Irish Banks (Yankee)
3.01%—3.12%, 12/29/08—1/6/09	285,000,000	285,004,830
Banco Santander Puerto Rico (Yankee)
3.00%, 12/9/08	615,000,000	615,000,000
Bank of Scotland (Yankee)
3.16%, 3/5/09	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
3.75%, 1/22/09	500,000,000	500,000,000
Calyon (London)
3.05%, 12/11/08	400,000,000	400,000,000
Canadian Imperial Bank of Commerce (Yankee)
3.11%, 12/9/08	1,000,000,000	1,000,000,000
Credit Agricole (London)
2.85%—2.90%, 11/6/08—12/1/08	830,000,000	830,000,226
Credit Suisse
4.69%, 11/10/08	500,000,000 [a]	500,000,000
DEPFA BANK PLC (Yankee)
2.84%—2.90%, 11/7/08—12/9/08	1,750,000,000 [b]	1,750,000,000
Fifth Third Bank
2.80%—2.85%, 11/10/08—11/26/08	550,000,000	550,000,000
Fortis Bank (Yankee)
3.15%, 1/28/09	750,000,000	750,000,000
Natixis (Yankee)
3.20%, 12/29/08	750,000,000	750,000,000
Royal Bank of Scotland PLC (Yankee)
3.00%—3.15%, 12/30/08—2/9/09	1,250,000,000	1,250,008,095
Skandinaviska Enskilda Banken AB (London)
3.12%, 2/27/09	1,000,000,000 [b]	1,000,000,000
UBS AG (Yankee)
3.20%, 3/16/09	1,010,000,000	1,010,000,000
UniCredito Italiano Bank PLC (Yankee)
3.14%, 1/7/09	200,000,000 [b]	200,000,000
UniCredito Italiano SpA (Yankee)
3.20%, 1/30/09—3/10/09	700,000,000	700,000,000
Wachovia Bank, N.A.
3.05%, 12/19/08	650,000,000	650,000,000
Total Negotiable Bank
Certificates of Deposit
(cost $12,840,013,151)		12,840,013,151

	Principal
Commercial Paper—18.7%	Amount ($)	Value ($)

Abbey National North America LLC
0.19%, 11/3/08	300,000,000	299,996,875
Allied Irish Banks N.A. Inc.
3.07%, 1/7/09	150,000,000	149,154,125
Bank of Scotland PLC
2.80%, 11/14/08	150,000,000	149,850,500
Barton Capital LLC
4.01%, 11/14/08	100,458,000 [b]	100,312,894
BNP Paribas Finance Inc.
0.25%, 11/3/08	700,000,000	699,990,278
Cancara Asset Securitisation Ltd.
4.27%, 11/17/08	300,000,000 [b]	299,433,333
Citigroup Funding Inc.
2.93%—3.15%, 11/12/08—3/9/09	740,000,000	734,477,449
Commerzbank U.S. Finance Inc.
2.88%, 11/6/08	170,000,000	169,932,944
DNB NOR Bank ASA
2.88%, 11/3/08	100,000,000 [b]	99,984,222
General Electric Capital Corp.
0.25%, 11/3/08	700,000,000	699,990,278
Greenwich Capital Holdings Inc.
3.09%, 1/15/09	300,000,000	298,093,750
Swedbank (ForeningsSparbanken AB)
2.96%, 11/6/08	250,000,000	249,898,611
Total Commercial Paper
(cost $3,951,115,259)		3,951,115,259

Corporate Notes—4.0%

Banca Intesa SpA
5.09%, 11/14/08	250,000,000 [a]	250,000,000
Citigroup Funding Inc.
2.20%, 5/8/09	200,000,000 [a]	200,000,000
General Electric Capital Corp.
3.32%, 11/25/08	155,000,000 [a]	155,000,000
Wachovia Bank, N.A.
3.47%, 11/29/08	250,000,000 [a]	250,000,000
Total Corporate Notes
(cost $855,000,000)		855,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Promissory Note—1.7%	Amount ($)	Value ($)

Goldman Sachs Group Inc.
3.15%, 4/3/09
(cost $350,000,000)	350,000,000 [c]	350,000,000

Time Deposits—13.1%

Bank of America N.A. (Grand Cayman)
0.13%, 11/3/08	700,000,000	700,000,000
Branch Banking & Trust Co. (Grand Cayman)
0.06%, 11/3/08	250,000,000	250,000,000
Commerzbank AG (Grand Cayman)
0.13%, 11/3/08	300,000,000	300,000,000
DZ Bank AG (Grand Cayman)
0.25%, 11/3/08	150,000,000	150,000,000
HSH Nordbank AG (Grand Cayman)
0.25%, 11/3/08	400,000,000	400,000,000
KBC Bank N.V. (Grand Cayman)
0.06%, 11/3/08	245,000,000	245,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
0.25%, 11/3/08	135,000,000	135,000,000
Manufacturers & Traders Trust
Company (Grand Cayman)
0.25%, 11/3/08	600,000,000	600,000,000
Total Time Deposits
(cost $2,780,000,000)		2,780,000,000

	Principal
Repurchase Agreement—1.9%	Amount ($)	Value ($)

Deutsche Bank Securities
.30%, dated 10/31/08, due 11/3/08 in the amount of
$400,010,000 (fully collateralized by $402,136,000
Federal Home Loan Mortgage Corp., 3.15%,
due 5/6/10, value $408,000,148)
(cost $400,000,000)	400,000,000	400,000,000

Total Investments (cost $21,176,128,410)	100.0%	21,176,128,410

Cash and Receivables (Net)	.0%	3,095,073

Net Assets	100.0%	21,179,223,483

a	Variable rate security—interest rate subject to periodic change.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $3,449,730,449 or 16.3% of net assets.

c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale.This security was acquired on 3/4/08 at a cost of $350,000,000. At October 31, 2008, the aggregate value of this security was $350,000,000 representing 1.7% of net assets and is valued at cost.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	90.5	Repurchase Agreement	1.9
Finance	4.0	Brokerage Firms	1.7
Asset-Backed/Multi-Seller Programs	1.9		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)	21,176,128,410	21,176,128,410
Interest receivable		105,216,289
Prepaid expenses		2,401,710
		21,283,746,409

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		467,632
Cash overdraft due to Custodian		15,104,729
Payable for shares of Beneficial Interest redeemed		88,950,565
		104,522,926

Net Assets ($)		21,179,223,483

Composition of Net Assets ($):
Paid-in capital		21,180,846,190
Accumulated net realized gain (loss) on investments		(1,622,707)

Net Assets ($)		21,179,223,483

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		20,386,745,110
Shares Outstanding		20,388,305,231
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		500,604,337
Shares Outstanding		500,644,329
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		123,377,745
Shares Outstanding		123,387,294
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		168,496,291
Shares Outstanding		168,509,336
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	604,677,680
Expenses:
Management fee—Note 2(a)	21,427,549
Administration fee—Note 2(b)	10,713,775
Interest expense—Note 3	1,737,500
Distribution fees—Note 2(c)	978,489
Treasury insurance expense—Note 1(e)	816,206
Total Expenses	35,673,519
Less—reduction in management fee
due to undertaking—Note 2(a)	(3,982,593)
Net Expenses	31,690,926
Investment Income—Net	572,986,754

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(645,696)
Net Increase in Net Assets Resulting from Operations	572,341,058

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	572,986,754	1,364,448,305
Net realized gain (loss) on investments	(645,696)	53,875
Net Increase (Decrease) in Net Assets
Resulting from Operations	572,341,058	1,364,502,180

Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(558,644,137)	(1,310,068,998)
Administrative Advantage Shares	(9,103,421)	(47,508,154)
Investor Advantage Shares	(2,447,723)	(3,316,034)
Participant Advantage Shares	(2,791,473)	(3,555,119)
Total Dividends	(572,986,754)	(1,364,448,305)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	192,261,451,072	302,052,981,700
Administrative Advantage Shares	2,530,886,122	7,052,997,229
Investor Advantage Shares	3,361,027,039	854,903,752
Participant Advantage Shares	1,160,058,446	1,166,908,848
Dividends reinvested:
Institutional Advantage Shares	257,917,060	687,797,405
Administrative Advantage Shares	4,437,315	31,616,749
Investor Advantage Shares	1,486,150	2,160,362
Participant Advantage Shares	1,796,566	2,897,251
Cost of shares redeemed:
Institutional Advantage Shares	(212,238,374,830)	(282,267,198,134)
Administrative Advantage Shares	(2,813,447,759)	(7,241,060,758)
Investor Advantage Shares	(3,372,884,879)	(839,713,631)
Participant Advantage Shares	(1,148,433,211)	(1,026,729,312)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(19,994,080,909)	20,477,561,461
Total Increase (Decrease) in Net Assets	(19,994,726,605)	20,477,615,336

Net Assets ($):
Beginning of Period	41,173,950,088	20,696,334,752
End of Period	21,179,223,483	41,173,950,088

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Institutional	Six Months Ended
Advantage	October 31, 2008			Year Ended April 30,

Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.014	.047	.052	.038	.018	.010
Distributions:
Dividends from
investment
income—net	(.014)	(.047)	(.052)	(.038)	(.018)	(.010)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.70[a]	4.81	5.31	3.87	1.80	1.00

Ratios/Supplemental
Data (%):
Ratio of total
expenses to
average net assets	.16[a]	.15	.15	.15	.15	.15
Ratio of net
expenses to
average net assets	.14[a]	.13	.13	.13	.11	.05
Ratio of net
investment
income to average
net assets	2.68[a]	4.54	5.20	3.92	2.19	.99

Net Assets,
end of period
($ x 1,000)	20,386,745	40,106,370	19,632,738	13,272,946	6,368,073	163,283

a Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Administrative	October 31, 2008		Year Ended April 30,

Advantage Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.046	.051	.037	.017	.009
Distributions:
Dividends from
investment income—net	(.013)	(.046)	(.051)	(.037)	(.017)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.64[a]	4.73	5.24	3.79	1.73	.91

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.24[a]	.22	.22	.22	.22	.22
Ratio of net expenses
to average net assets	.22[a]	.20	.20	.20	.18	.12
Ratio of net investment income
to average net assets	2.62[a]	4.63	5.13	3.74	2.12	.92

Net Assets, end of period
($ x 1,000)	500,604	778,735	935,179	568,823	459,234	26

a Annualized.
See notes to financial statements.

	Six Months Ended
Investor	October 31, 2008		Year Ended April 30,

Advantage Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.045	.049	.035	.015	.007
Distributions:
Dividends from
investment income—net	(.012)	(.045)	(.049)	(.035)	(.015)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.44[a]	4.55	5.05	3.61	1.55	.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.42[a]	.40	.40	.40	.40	.40
Ratio of net expenses
to average net assets	.40[a]	.38	.38	.38	.36	.30
Ratio of net investment income
to average net assets	2.43[a]	4.36	4.97	3.57	1.94	.74

Net Assets, end of period
($ x 1,000)	123,378	133,758	116,407	35,246	54,230	25

a Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Participant	October 31, 2008		Year Ended April 30,

Advantage Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.043	.048	.034	.014	.006
Distributions:
Dividends from
investment income—net	(.012)	(.043)	(.048)	(.034)	(.014)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.32[a]	4.40	4.90	3.45	1.39	.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58[a]	.55	.55	.55	.55	.55
Ratio of net expenses
to average net assets	.54[a]	.51	.53	.53	.51	.45
Ratio of net investment income
to average net assets	2.31[a]	3.99	4.82	3.40	1.79	.59

Net Assets, end of period
($ x 1,000)	168,496	155,088	12,011	27	26	25

a Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unauditied)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Manager also serves as administrator for the fund.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage.Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	21,176,128,410
Level 3—Significant Unobservable Inputs	0
Total	21,176,128,410

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $977,011 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, $955,679 of the carryover expires in fiscal 2014 and $21,332 expires in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008.This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, and extraordinary expenses.The Manager had undertaken from May 1, 2008 through October 3, 2008 to waive part of its management fee. In addition to the above, Participant shares has an expense limit of .51%, which is still in effect. The reduction in management fee, pursuant to the undertaking, amounted to $3,982,593 during the period ended October 31, 2008.These waivers are voluntary, not contractual and may be terminated at any time.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, ..25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2008, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $243,701, $252,211 and $482,577, respectively, pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $496,800, which are offset against an expense reimbursement in the amount of $29,168.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

NOTE 3—Reverse Repurchase Agreements

The fund may enter into reverse repurchase agreements with banks, brokers or dealers.This form of borrowing involves the transfer by the fund of an underlying debt instrument in return for cash proceeds based on a percentage of value of the security. The fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the fund repurchases the security at principal plus accrued interest. Reverse repurchase agreements may subject the fund to interest rate risk and counter-party credit risk. At October 31, 2008, there were no open reverse repurchase agreements.

During the period ended October 31, 2008, the fund entered into reverse repurchase agreements with BNY Mellon and paid interest of $1,737,500.

The average daily amount outstanding during the period ended October 31, 2008, was approximately $109,200, with a related weighted average annualized interest rate of 2.10% .

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 16-17, 2008, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the third quartile (below the median) of the Expense Group and in the first quartile (among the lowest expense ratios) of the Expense Universe. The Board considered that the Manager had voluntarily waived a portion of its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”). The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2008.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund. The

Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information (including the Manager’s voluntary undertaking that may be terminated at any time), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relation- ship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

For More Information

Dreyfus Institutional		Transfer Agent &
Cash Advantage Fund		Dividend Disbursing Agent
200 Park Avenue		Dreyfus Transfer, Inc.
New York, NY 10166		200 Park Avenue
Manager and Administrator		New York, NY 10166
The Dreyfus Corporation		Distributor
200 Park Avenue		MBSC Securities Corporation
New York, NY 10166		200 Park Avenue
Custodian		New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbols:	Administrative: DDTXX	Participant: DPTXX
	Institutional: DADXX	Investor: DIVXX

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Access Dreyfus Investments Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Dreyfus Institutional Cash Advantage Plus Fund

SEMIANNUAL REPORT October 31, 2008

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
24	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Cash Advantage Plus Fund

The Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Cash Advantage Plus Fund for the six-month period ended October 31, 2008. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 2.60%, Participant Advantage shares produced an annualized yield of 2.28%, Institutional Advantage shares produced an annualized yield of 2.67% and Investor Advantage shares produced an annualized yield of 2.42% .Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced annualized effective yields1 of 2.63%, 2.30%, 2.70% and 2.45%, respectively.2

Interest Rates Declined as U.S. Economy Struggled

Turmoil in the sub-prime mortgage market, slumping U.S. housing markets and resurgent energy prices already had produced a weaker U.S. economy and a credit crisis by the start of the reporting period. In response, the Federal Reserve Board (the “Fed”) reduced short-term interest rates aggressively in the months leading up to the reporting period, which began with an overnight federal funds rate of 2.0% .

Despite the Fed’s moves and an economic stimulus package from Congress, job losses and turmoil in the credit markets intensified. In March, in an attempt to forestall additional turbulence in the capital markets, the Fed participated in the rescue of investment bank Bear Stearns and made funds available toWall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

However, any improvement in investor sentiment proved to be short lived. The unemployment rate jumped to 5.5% in May, and inflation appeared to accelerate along with commodity prices. Reports of additional write-downs by major banks in June sparked renewed volatility in the stock and bond markets. However, the Fed left the federal funds rate unchanged at 2%, citing uncertainty about the inflation outlook.

2

July also saw heightened market volatility,particularly when government-sponsored mortgage agencies Fannie Mae and Freddie Mac revealed greater-than-expected losses due to rising mortgage defaults. The bad news continued to mount in August, including a jump in the unemployment rate to 6.1%, its highest level in five years, and a surge in mortgage delinquencies to all-time highs. However, inflationary pressures appeared to ebb when commodity prices retreated from their peaks.

September ranked as one of the most challenging months in memory for the U.S. economy and global financial markets. In a financial crisis that former Fed Chairman Alan Greenspan called a “global tsunami,” the credit markets effectively seized up, and financial institutions grew reluctant to lend even to each other,as reflected by elevated overnight LIBOR rates. Major financial institutions found themselves unable to obtain short-term funding for their ongoing operations.As a result,the U.S.gov-ernment effectively nationalized Fannie Mae, Freddie Mac and insurer AIG. In addition, Lehman Brothers filed for bankruptcy, Washington Mutual was seized by regulators, and Merrill Lynch and Wachovia were sold to former rivals at steeply discounted prices. In a controversial move, the U.S.Treasury Department proposed a $700 billion rescue package for the nation’s banking system.This attempt to restore liquidity initially was rejected by Congress, but after some adjustments was enacted into law. It later was estimated that U.S. GDP contracted by a –0.3% annualized rate in the third quarter, stoking recession fears.

The money markets were not immune to the financial crisis, as evidenced by several high-profile money funds “breaking the buck.”The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market and concerned money market fund investors began a rash of redemptions from such funds. In an attempt to curtail diminishing investor confidence and help restore liquidity and stability to the financial system, the Department of Treasury initiated several measures, including the Temporary Guarantee Program specifically for money market funds.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

In October, the Fed and other major central banks implemented an unprecedented,coordinated rate cut to combat spreading global economic weakness.The Fed followed up with another reduction later in the month, and the federal funds rate ended the reporting period at just 1%. In addition, by the reporting period’s end, signs of recovery in the commercial paper market had appeared, as evidenced by rising trading activity.

Maintaining a Cautious Investment Posture

For most of the reporting period, we maintained the fund’s weighted average maturity in a position we considered longer than industry averages. However, September’s developments constrained our ability to find longer-dated money market instruments at reasonable prices, and we focused almost exclusively on instruments with overnight maturities.

We currently expect investors’ focus to turn to the outlook for the underlying economy, as reduced liquidity and tighter loan standards are likely to dampen economic growth into 2009. However, the Fed has little room to ease monetary policy further. Therefore, we intend to maintain the fund’s conservative credit posture and a focus on liquidity.

Patricia A. Larkin Senior Portfolio Manager November 17, 2008 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s annualized yields for its Administrative
Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor
Advantage shares would have been 2.58%, 2.26%, 2.66% and 2.40%, respectively.The fund’s annualized effective yields would have been 2.61%, 2.29%, 2.70% and 2.43%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000†	$ .71	$ 1.01	$ 1.98	$ 2.69
Ending value (after expenses)	$1,013.50	$1,013.20	$1,012.30	$1,011.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000†	$ .71	$ 1.02	$ 1.99	$ 2.70
Ending value (after expenses)	$1,024.50	$1,024.20	$1,023.24	$1,022.53

† Expenses are equal to the fund’s annualized expense ratio of .14% for Institutional Advantage, .20% for
Administrative Advantage, .39% for Investor Advantage and .53% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—54.6%	Amount ($)	Value ($)

Allied Irish Banks (Yankee)
3.01%, 12/29/08	100,000,000	100,001,592
Banco Bilbao Vizcaya Argenteria
Puerto Rico (Yankee)
2.80%, 11/17/08	200,000,000	200,000,000
Banco Santander Puerto Rico (Yankee)
3.00%, 12/10/08	75,000,000	75,000,000
Bank of Ireland (Yankee)
3.03%, 1/13/09	75,000,000 [a]	75,000,000
Bank of Scotland (Yankee)
3.02%, 1/13/09	75,000,000	75,000,000
Bank of Scotland PLC (London)
3.02%, 12/16/08	25,000,000	25,000,000
Barclays Bank PLC (Yankee)
3.18%, 2/20/09	200,000,000	200,000,000
Credit Suisse
4.69%, 3/10/09	50,000,000 [b]	50,000,000
Fortis Bank (Yankee)
3.15%, 1/29/09	100,000,000	100,000,000
Royal Bank of Scotland PLC (London)
3.05%, 12/29/08	50,000,000	50,009,898
Skandinaviska Enskilda Banken AB (London)
3.12%, 2/27/09	200,000,000 [a]	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,150,011,490)		1,150,011,490

Commercial Paper—21.8%

Allied Irish Banks
3.18%, 3/3/09	100,000,000	98,939,278
ANZ International Ltd.
2.79%, 11/13/08	100,000,000 [a]	99,908,333
BNP Paribas Finance Inc.
0.25%, 11/3/08	80,000,000	79,998,889

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Commerzbank U.S. Finance Inc.
3.00%, 1/16/09	50,000,000	49,687,555
General Electric Capital Corp.
0.25%, 11/3/08	80,000,000	79,998,889
Swedbank (ForeningsSparbanken AB)
2.96%, 11/6/08	50,000,000	49,979,722
Total Commercial Paper
(cost $458,512,666)		458,512,666

Corporate Note—3.8%

Citigroup Funding Inc.
2.20%, 5/8/09
(cost $80,000,000)	80,000,000 [b]	80,000,000

Promissory Note—2.4%

Goldman Sachs Group Inc.
3.15%, 4/3/09
(cost $50,000,000)	50,000,000 [c]	50,000,000

Time Deposits—15.7%

Bank of America N.A. (Grand Cayman)
0.12%, 11/3/08	50,000,000	50,000,000
Branch Banking & Trust Co. (Grand Cayman)
0.06%, 11/3/08	66,000,000	66,000,000
HSH Nordbank AG (Grand Cayman)
0.25%, 11/3/08	80,000,000	80,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
0.25%, 11/3/08	75,000,000	75,000,000
U.S. Bank NA (Grand Cayman)
0.06%, 11/3/08	60,000,000	60,000,000
Total Time Deposits
(cost $331,000,000)		331,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreement—1.4%	Amount ($)	Value ($)

Deutsche Bank Securities
0.30%, dated 10/31/08, due 11/3/08 in the
amount of $30,000,750 (fully collateralized
by $30,567,000 Federal Home Loan Mortgage
Corp., 3.375%, due 3/5/10, value $30,600,929)
(cost $30,000,000)	30,000,000	30,000,000

Total Investments (cost $2,099,524,156)	99.7%	2,099,524,156

Cash and Receivables (Net)	.3%	6,682,490

Net Assets	100.0%	2,106,206,646

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $374,908,333 or 17.8% of net assets.
b Variable rate security—interest rate subject to periodic change.
c This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public
resale.This security was acquired on 3/4/08 at a cost of $50,000,000. At October 31, 2008, the aggregate value of this security was $50,000,000 representing 2.4% of net assets and is valued at cost.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	92.1	Repurchase Agreement	1.4
Finance	3.8
Brokerage Firms	2.4		99.7

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities-See Statement of
Investments—Note 1(b)	2,099,524,156	2,099,524,156
Interest receivable		10,891,556
Prepaid expenses		258,946
		2,110,674,658

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		122,774
Cash overdraft due to Custodian		4,345,238
		4,468,012

Net Assets ($)		2,106,206,646

Composition of Net Assets ($):
Paid-in capital		2,106,207,336
Accumulated net realized gain (loss) on investments		(690)

Net Assets ($)		2,106,206,646

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		2,106,082,232
Shares Outstanding		2,106,082,922
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		65,167
Shares Outstanding		65,167
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		29,764
Shares Outstanding		29,764
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		29,483
Shares Outstanding		29,483
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	56,033,501
Expenses:
Management fee—Note 2(a)	1,990,446
Administration fee—Note 2(b)	995,223
Distribution fees—Note 2(c)	834
Treasury insurance expense—Note 1(e)	88,001
Total Expenses	3,074,504
Less—reduction in management fee
due to undertaking—Note 2(a)	(360,934)
Net Expenses	2,713,570
Investment Income—Net	53,319,931

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(1,771)
Net Increase in Net Assets Resulting from Operations	53,318,160

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	53,319,931	148,683,872
Net realized gain (loss) on investments	(1,771)	133,983
Net Increase (Decrease) in Net Assets
Resulting from Operations	53,318,160	148,817,855

Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(53,298,109)	(148,412,239)
Administrative Advantage Shares	(19,872)	(268,871)
Investor Advantage Shares	(360)	(1,549)
Participant Advantage Shares	(1,590)	(1,213)
Total Dividends	(53,319,931)	(148,683,872)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	7,441,451,234	16,594,946,295
Administrative Advantage Shares	362,436	20,872,439
Investor Advantage Shares	—	273,822
Participant Advantage Shares	4,858,207	16,175
Dividends reinvested:
Institutional Advantage Shares	2,475,808	9,879,514
Administrative Advantage Shares	18,220	251,540
Investor Advantage Shares	360	1,513
Participant Advantage Shares	336	1,207
Cost of shares redeemed:
Institutional Advantage Shares	(9,587,117,163)	(14,496,245,906)
Administrative Advantage Shares	(3,881,420)	(23,160,646)
Investor Advantage Shares	—	(274,076)
Participant Advantage Shares	(4,858,207)	(16,175)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,146,690,189)	2,106,545,702
Total Increase (Decrease) in Net Assets	(2,146,691,960)	2,106,679,685

Net Assets ($):
Beginning of Period	4,252,898,606	2,146,218,921
End of Period	2,106,206,646	4,252,898,606

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
Institutional	October 31, 2008			Year Ended April 30,

Advantage Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.046	.052	.038	.018	.010
Distributions:
Dividends from
investment income—net (.014)		(.046)	(.052)	(.038)	(.018)	(.010)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.68[a]	4.74	5.31	3.86	1.80	1.00

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.15[a]	.15	.15	.15	.15	.15
Ratio of net expenses
to average net assets	.14[a]	.13	.13	.13	.11	.05
Ratio of net investment
income to average
net assets	2.68[a]	4.48	5.19	3.85	1.95	1.00

Net Assets,
end of period
($ x 1,000)	2,106,082	4,249,274	2,140,560	2,409,207	1,604,461	163,283

a Annualized.
See notes to financial statements.

12

	Six Months Ended
Administrative	October 31, 2008		Year Ended April 30,

Advantage Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.046	.051	.037	.017	.009
Distributions:
Dividends from
investment income—net	(.013)	(.046)	(.051)	(.037)	(.017)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.62[a]	4.67	5.24	3.79	1.73	.93

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.22[a]	.22	.22	.22	.22	.22
Ratio of net expenses
to average net assets	.20[a]	.20	.20	.20	.18	.12
Ratio of net investment income
to average net assets	2.65[a]	4.71	5.06	3.78	1.88	.91

Net Assets, end of period
($ x 1,000)	65	3,566	5,602	20,009	1,524	26

a Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Investor	October 31, 2008		Year Ended April 30,

Advantage Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.044	.048	.035	.015	.007
Distributions:
Dividends from
investment income—net	(.012)	(.044)	(.048)	(.035)	(.015)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.44[a]	4.48	5.05	3.61	1.55	.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41[a]	.40	.40	.40	.40	.40
Ratio of net expenses
to average net assets	.39[a]	.38	.38	.38	.36	.30
Ratio of net investment income
to average net assets	2.42[a]	4.46	4.74	3.60	1.70	.75

Net Assets, end of period
($ x 1,000)	30	29	28	27	26	25

a Annualized.
See notes to financial statements.

14

	Six Months Ended
Participant	October 31, 2008		Year Ended April 30,

Advantage Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.042	.048	.034	.014	.006
Distributions:
Dividends from
investment income—net	(.011)	(.042)	(.048)	(.034)	(.014)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.28[a]	4.32	4.89	3.46	1.39	.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.55[a]	.55	.55	.55	.55	.55
Ratio of net expenses
to average net assets	.53[a]	.53	.53	.53	.51	.45
Ratio of net investment income
to average net assets	2.34[a]	4.23	4.78	3.45	1.55	.60

Net Assets, end of period
($ x 1,000)	29	29	28	27	26	26

a Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Manager also serves as administrator for the fund.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

16

As of October 31, 2008, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 29,764 Investor Advantage and 29,483 shares of Participant Advantage shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	2,099,524,156
Level 3—Significant Unobservable Inputs	0
Total	2,099,524,156

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such secu-

18

rities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008.This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions,

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

taxes, and extraordinary expenses.The Manager had undertaken from May 1, 2008 through to October 31, 2008 waive part of its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $360,934 during the period ended October 31, 2008.This waiver was terminated as of October 3, 2008.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, ..25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard

22

to actual expenses incurred. During the period ended October 31, 2008, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $525, $37 and $272, respectively, pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $25,011, Rule 12b-1 distribution plan fees $20 and administration fees $100,980, which are offset against a voluntary expense reimbursement in the amount of $3,237.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 16-17, 2008, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

24

which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile (among the lowest expense ratios) of the Expense Group and Expense Universe.The Board considered that the Manager had voluntarily waived a portion of its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time, and that the fund’s expense ratio, with and without the waiver, was lower than the Expense Group median.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”). The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2008.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differ-

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the

26

fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information (including the Manager’s voluntary undertaking that may be terminated at any time), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relation- ship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

For More Information

Dreyfus Institutional		Transfer Agent &
Cash Advantage Plus Fund		Dividend Disbursing Agent
200 Park Avenue		Dreyfus Transfer, Inc.
New York, NY 10166		200 Park Avenue
Manager and Administrator		New York, NY 10166
The Dreyfus Corporation		Distributor
200 Park Avenue		MBSC Securities Corporation
New York, NY 10166		200 Park Avenue
Custodian		New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbols:	Administrative: DAAXX	Participant: DPVXX
	Institutional: DAVXX	Investor: DIAXX

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Access Dreyfus Investments Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date: December 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)